SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Unrecognized tax benefits		$ 7,000,000	$ 9,000,000	$ 11,000,000	$ 9,000,000
Statutory tax rate (as a percent)		19.00%	19.00%	19.00%
Amounts accrued for the payment of interest and penalties		$ 7,000,000	$ 9,000,000
Apollo Strategic Growth Capital
Summary of Significant Accounting Policies
Federal depository insurance coverage	$ 250,000		250,000
Public offering costs	800,877	800,877
Underwriter discounts charged to APIC	44,924,550	44,924,550
Transaction costs allocable to warrant liability			2,344,508
Unrecognized tax benefits	$ 0	$ 0	$ 0	$ 0
Statutory tax rate (as a percent)	0.00%	0.00%